PRINCIPAL ACCOUNTING POLICIES - Reclassifications and Recent Accounting Pronouncements (Details) - Accounting Standards Update 2016-02 - Restatement Adjustment ¥ in Thousands	Jan. 01, 2019 CNY (¥)
Recently issued accounting pronouncements
Adjustment for prepayments	¥ 4,700
Right-to-use assets	108,400
Lease liabilities	¥ 103,700